Secondary Mortgage Market Activities (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Transfers and Servicing of Financial Assets [Abstract]
Custodial escrow balances maintained in connection with serviced loans	$ 1,514,000	$ 1,575,000
Activity for mortgage servicing rights and the related valuation allowance
Balance at beginning of year	410,860	486,898	522,346
Additions	50,008	85,555	141,516
Disposals	0	0	0
Amortized to expense	(124,214)	(161,593)	(176,964)
Balance at end of year	336,654	410,860	486,898
Valuation Allowance	0	0	0
Fair value of mortgage servicing rights	733,000	631,000
Mortgages servicing rights multiple	0.75%	0.59%
Weighted average amortization period		8 years
Estimated amortization expense of mortgage servicing rights
2015	97,980
2016	70,556
2017	50,934
2018	36,473
2019	$ 25,952